PGIM Jennison Global Opportunities Fund
Schedule of Investments (unaudited) as of July 31, 2025
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Belgium 1.5%
UCB SA	434,157	$93,280,850
Brazil 5.6%
MercadoLibre, Inc.*	113,711	269,937,406
NU Holdings Ltd. (Class A Stock)*	7,187,587	87,832,313
		357,769,719
Canada 3.2%
Shopify, Inc. (Class A Stock)*	1,672,709	204,421,767
China 5.3%
BYD Co. Ltd. (Class H Stock)	8,879,912	129,654,333
Xiaomi Corp. (Class B Stock), 144A*	30,268,270	203,643,463
		333,297,796
France 4.3%
Hermes International SCA	69,406	169,731,677
L’Oreal SA	226,951	100,422,085
		270,153,762
India 0.9%
Eternal Ltd.*	17,415,838	60,783,240
Italy 3.9%
Ferrari NV	392,358	172,052,006
Moncler SpA	1,374,115	73,285,160
		245,337,166
Japan 1.4%
Nintendo Co. Ltd.	1,092,919	91,345,021
Singapore 2.7%
Sea Ltd., ADR*	1,085,522	170,047,021
Spain 1.0%
Industria de Diseno Textil SA	1,301,531	62,170,329
Switzerland 4.3%
Cie Financiere Richemont SA (Class A Stock)	364,698	59,546,550
Galderma Group AG	1,387,249	213,800,233
		273,346,783
Taiwan 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	805,774	194,691,114
United States 60.4%
Amazon.com, Inc.*	1,008,497	236,099,233
Apple, Inc.	622,758	129,265,878
AppLovin Corp. (Class A Stock)*	370,187	144,632,061
Cadence Design Systems, Inc.*	469,472	171,155,407
Cava Group, Inc.*(a)	856,535	75,383,645
Costco Wholesale Corp.	118,952	111,772,057
Crowdstrike Holdings, Inc. (Class A Stock)*	403,987	183,640,371

PGIM Jennison Global Opportunities Fund

PGIM Jennison Global Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of July 31, 2025
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Eli Lilly & Co.			92,010	$68,093,841
Intuitive Surgical, Inc.*			168,731	81,174,797
Meta Platforms, Inc. (Class A Stock)			538,440	416,451,034
Microsoft Corp.			801,641	427,675,473
Netflix, Inc.*			212,650	246,546,410
NVIDIA Corp.			2,894,762	514,891,317
Oracle Corp.			649,839	164,909,643
O’Reilly Automotive, Inc.*			1,082,752	106,456,177
Samsara, Inc. (Class A Stock)*(a)			1,759,219	66,903,099
ServiceNow, Inc.*(a)			157,839	148,861,118
Snowflake, Inc. (Class A Stock)*			739,810	165,347,535
Spotify Technology SA*			341,449	213,931,456
Toast, Inc. (Class A Stock)*(a)			1,925,672	94,049,820
Vertex Pharmaceuticals, Inc.*			110,028	50,268,492
				3,817,508,864

Total Long-Term Investments (cost $4,365,721,159)				6,174,153,432
Short-Term Investments 2.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	103,012,237	103,012,237
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $74,863,990; includes $74,610,100 of cash collateral for securities on loan)(b)(wb)	74,919,620	74,867,176

Total Short-Term Investments (cost $177,876,227)				177,879,413

TOTAL INVESTMENTS 100.4% (cost $4,543,597,386)				6,352,032,845
Liabilities in excess of other assets (0.4)%				(28,254,451)

Net Assets 100.0%				$6,323,778,394

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,231,207; cash collateral of $74,610,100 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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